Commitments	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Commitments [Abstract]
Commitments and Contingencies Disclosure [Text Block]
6.	Commitments

Operating leases

The Company leases buildings and facilities used in its operations under two sublease agreements. In June 2015, the Company exercised its option to extend these sublease agreements for an additional five-year term beginning in October and November 2015. The Company negotiated an option to extend the leases for two additional five-year terms.

The Company leases facilities used for executive offices and laboratories and pays a portion of the common area maintenance. In July 2016, the Company extended this lease for a two-year term, with options to renew for three successive two-year terms.

The Company leases undeveloped land in Baja California, Mexico to assess the potential development of an additional aquaculture locale and expansion of production. The lease term was three years from June 2015 with options to extend the lease for 30 years. In February 2018, the lease term was extended for two years without further rent payments. The Company may terminate early with 30 days’ notice. The rent has been prepaid through June 2018, and is not included in the future minimum lease payments below. The Company has a related agreement with the lessor to collaborate on the design, expansion and development of marine aquaculture resources and KLH production facilities on the leased property. Under that agreement, the Company was responsible for certain leasehold improvements including construction of structures and a power-generating facility, which are owned by the Company. The Company reimburses the lessor for local operational support. The collaboration agreement expires in June 2018, unless terminated earlier.

Aggregate future minimum lease payments at March 31, 2018 are as follows:

Six Months Ending September 30, 2018	71,000
Year Ending September 30, 2019	106,000
Year Ending September 30, 2020	106,000
Year Ending September 30, 2021	6,000

$289,000

Rent expense on these lease agreements amounted to approximately $120,000 and $119,000 for the six months ended March 31, 2018 and 2017, respectively.

Purchase obligations

The Company has commitments totaling approximately $153,000 at March 31, 2018 for signed agreements with contract research organizations, consultants, construction contractors and equipment suppliers. All purchase obligations are expected to be fulfilled within the next 12 months.

Supply agreements

The Company has commitments under supply agreements with customers for fixed prices per gram of KLH in connection with clinical trials on a non-exclusive basis except within that customer’s field of use. The expiration dates of these supply agreements range from October 2019 to February 2022, and are generally renewable upon written request of the customer.

Joint venture agreement

In May 2016, the Company entered into a joint venture agreement with another party for the formation of a joint venture company to manufacture and sell conjugated therapeutic vaccines. The joint venture is organized as a French simplified corporation.

The Company holds a 30% equity interest in the joint venture in exchange for an initial capital contribution of €120,000. One-half of the initial contribution, approximately $67,000, was paid during the year ended September 30, 2016 with the balance due upon the occurrence of certain defined future events. The Company will also provide the joint venture additional financing as may be required, on a pro rata basis in line with our equity interest. According to the joint venture agreement, if certain milestones were not achieved by December 31, 2017, the joint venture would be dissolved, unless (i) the parties mutually agree to pursue the joint venture arrangement, or (ii) either party decides to purchase the equity interests of the other party. In February 2018, the parties renewed and amended the joint venture agreement to extend this deadline to December 31, 2018. Each of the parties is entitled, upon the occurrence of certain defined events, to acquire the interest of the other party. Except as described herein, the joint venture has an initial ten-year term, renewable for successive five-year terms. If either party provides notice at least six months prior to the expiration date of an applicable term that it does not wish to continue its participation in the joint venture, the other party will have a right to acquire all of such terminating party’s equity interests in the joint venture.

In connection with the formation of the joint venture and the execution of its strategy, the parties intend over time to enter into an exclusive supply agreement within a limited field of use for Stellar to supply KLH to the joint venture, a supply agreement designating the joint venture as the exclusive manufacturer and supplier of the other party’s vaccines, and services agreements for the provision of various knowledge and expertise by each of the parties.

Licensing agreement and technology transfer agreement

In July 2013, the Company acquired the exclusive, worldwide license to certain patented technology for the development of human immunotherapies against Clostridium difficile infection (C. diff) under a written agreement (the License Agreement) with a University (the Licensor) which required payments of license fees, patent cost reimbursements and other contingent fees. In March 2017, (i) the Company entered into an agreement to terminate the License Agreement, (ii) the Company concurrently entered into a technology transfer and purchase agreement (the Transfer Agreement) with a vaccine biotechnology company (the Transferee), and (iii) the Licensor and Transferee entered into a direct licensing arrangement relating to the patented C. diff technology. Under the Transfer Agreement, the Company transferred to the Transferee its proprietary rights and know-how of immunogens and vaccine technology for C. diff, in exchange for an upfront payment and a percentage of future fees, milestone payments, sublicensing income and royalties, if any, paid by the Transferee or its assigns to the Licensor.

As a result of the termination of the License Agreement, there are no early termination penalties and no further annual licensing fees, contingent milestone payments, royalties, sub-licensing fees or other financial obligations payable by the Company to the Licensor.

Retirement savings plan 401(k) contributions

The Company sponsors a 401(k) retirement savings plan that requires an annual non-elective safe harbor employer contribution of 3% of eligible employee wages. All employees over 21 years of age are eligible beginning the first payroll after 3 consecutive months of employment. Employees are 100% vested in employer contributions and in any voluntary employee contributions. Contributions to the 401(k) plan were approximately $38,000 and $32,000 for each of the six months ended March 31, 2018 and 2017, respectively.

Related party commitments

On August 14, 2002, through its California subsidiary, the Company entered into a patent royalty agreement with a director and officer of the Company, whereby he would receive royalty payments in exchange for assignment of his patent rights to the Company. The royalty is 5% of gross receipts from products using this invention in excess of $500,000 annually. The Company’s current operations utilize this invention. There was no royalty expense incurred during the six months ended March 31, 2018 and 2017.

7.	Commitments

Operating leases

The Company leases buildings and facilities used in its operations under two sublease agreements. In June 2015, the Company exercised its option to extend these sublease agreements for an additional five-year term beginning in October and November 2015. The Company negotiated an option to extend the leases for two additional five-year terms.

The Company leases facilities used for executive offices and laboratories. The Company must pay a portion of the common area maintenance. In July 2016, the Company extended this lease for a two-year term, with options to renew for three successive two-year terms.

The Company leases  undeveloped land in Baja California, Mexico to assess the potential development of an additional aquaculture locale and expansion of production. The lease term is three years from June 2015 with options to extend the lease for 30 years. The Company  may terminate early with 30 days’ notice. The rent has been prepaid, and is not included in the future minimum lease payments below. The Company has a related agreement with the lessor to collaborate on the design, expansion and development of marine aquaculture resources and KLH production facilities on the leased property. Under that agreement, the Company is responsible for certain leasehold improvements including construction of structures and a power-generating facility, which will be owned by the Company. The Company will reimburse the lessor for local operational support. The collaboration agreement expires in June 2018, unless terminated earlier.

Aggregate future minimum lease payments at September 30, 2017 are as follows:

For The Year Ending September 30,
2018	160,000
2019	106,000
2020	106,000
2021	6,000

$378,000

Rent expense on these lease agreements amounted to approximately $238,000, $235,000 and $192,000 for the years ended September 30, 2017, 2016 and 2015, respectively.

Purchase obligations

The Company has commitments totaling approximately $252,000 at September 30, 2017, for signed agreements with contract research organizations, consultants and construction contractors. All purchase obligations are expected to be fulfilled within the next 12 months, except for approximately $65,100, which is expected to be fulfilled in the following fiscal year.

Supply agreements

The Company has commitments under supply agreements with customers for fixed prices per gram of KLH in connection with clinical trials on a non-exclusive basis except within that customer’s field of use. The expiration dates of these supply agreements range from October 2019 to February 2022, and are generally renewable upon written request of the customer.

Joint venture agreement

In May 2016, the Company entered into a joint venture agreement with another party for the formation of a joint venture company to manufacture and sell conjugated therapeutic vaccines. The joint venture is organized as a French simplified corporation.

The Company holds a 30% equity interest in the joint venture in exchange for an initial capital contribution of €120,000. One-half of the initial contribution, approximately $67,000, was paid during the year ended September 30, 2016 with the balance due upon the occurrence of certain defined future events. The Company will also provide the joint venture additional financing as may be required, on a pro rata basis in line with our equity interest. If the joint venture does not achieve certain milestones by December 31, 2017, the joint venture will be dissolved, unless (i) the parties mutually agree to pursue the joint venture arrangement, or (ii) either party decides to purchase the equity interests of the other party. These milestones have not been achieved, and the parties have discussed their mutual desire to extend the deadline. Each of the parties is entitled, upon the occurrence of certain defined events, to acquire the interest of the other party. Except as described herein, the joint venture has an initial ten-year term, renewable for successive five-year terms. If either party provides notice at least six months prior to the expiration date of an applicable term that it does not wish to continue its participation in the joint venture, the other party will have a right to acquire all of such terminating party’s equity interests in the joint venture.

In connection with the formation of the joint venture and the execution of its strategy, the parties intend over time to enter into an exclusive supply agreement within a limited field of use for Stellar to supply KLH to the joint venture, a supply agreement designating the joint venture as the exclusive manufacturer and supplier of the other party’s vaccines, and services agreements for the provision of various knowledge and expertise by each of the parties.

Licensing agreement and technology transfer agreement

In July 2013, the Company acquired the exclusive, worldwide license to certain patented technology for the development of human immunotherapies against Clostridium difficile infection (C. diff) under a written agreement (the License Agreement) with a University (the Licensor). Annual license fees of $20,000 each were paid for the years ended September 30, 2016 and 2015. The Company also reimbursed patent filing, prosecution, and maintenance costs of approximately $12,000, $11,000 and $52,000 for the years ended September 30, 2017, 2016 and 2015, respectively. License fees and patent cost reimbursements have been accounted for as research and development expense in the accompanying consolidated statements of operations.

In March 2017, (i) the Company entered into an agreement to terminate the License Agreement, (ii) the Company concurrently entered into a technology transfer and purchase agreement (the Transfer Agreement) with a vaccine biotechnology company (the Transferee), and (iii) the Licensor and Transferee entered into a direct licensing arrangement relating to the patented C. diff technology. Under the Transfer Agreement, the Company transferred to the Transferee its proprietary rights and know-how of immunogens and vaccine technology for C. diff, in exchange for an upfront payment and a percentage of future fees, milestone payments, sublicensing income and royalties, if any, paid by the Transferee or its assigns to the Licensor.

As a result of the termination of the License Agreement, there are no early termination penalties and no further annual licensing fees, contingent milestone payments, royalties, sub-licensing fees or other financial obligations payable by the Company to the Licensor.

Retirement savings plan 401(k) contributions

The Company sponsors a 401(k) retirement savings plan that requires an annual non-elective safe harbor employer contribution of 3% of eligible employee wages. All employees over 21 years of age are eligible beginning the first payroll after 3 consecutive months of employment. Employees are 100% vested in employer contributions and in any voluntary employee contributions. Contributions to the 401(k) plan were approximately $62,000, $64,000 and $58,000 for the years ended September 30, 2017, 2016 and 2015, respectively.

Related party commitments:

Patent royalty agreement

On August 14, 2002, through its California subsidiary, the Company entered into an agreement with a director and officer of the Company, where he would receive royalty payments in exchange for assignment of his patent rights to the Company. The royalty is 5% of gross receipts from products using this invention in excess of $500,000 annually. The Company’s current operations utilize this invention. Royalty expense incurred during the years ended September 30, 2016 and 2015 was approximately $35,500 and $1,500. There was no royalty expense incurred during the year ended September 30, 2017.

Collaboration agreement

In December 2013, the Company entered into a collaboration agreement with a privately-held Taiwanese biopharmaceuticals manufacturer which expired in accordance with its terms in December 2015. Under the terms of the agreement, the Company was responsible for the production and delivery of GMP grade KLH for evaluation as a carrier molecule in the collaboration partner’s potential manufacture of OBI-822 (Adagloxad Simolenin) active immunotherapy. The Company was also responsible for method development, product formulation, and process qualification for certain KLH reference standards. The collaboration partner was responsible for development objectives and product specifications. The agreement provided for the collaboration partner to pay fees for certain expenses and costs associated with the collaboration. Subject to certain conditions and timing, the collaboration also provided for the parties to negotiate a commercial supply agreement for Stellar KLH which was executed in February 2017.

A member of the Company’s Board of Directors currently serves as the manufacturer’s general manager and chair of its board of directors.